Schedule of contract liabilities (Details) - SGD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance	[1]	$ 9,021
Balance	[1]	19,447	$ 9,021
Contract Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance		9,021	37,891
Revenue recognized that was included in the contract liabilities balance at the beginning of the year		(9,021)	(37,891)
Increase in contract liabilities as a result of receiving deposits		19,447	9,021
Balance		$ 19,447	$ 9,021

[1]	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.